Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Plan was designed using a pre-approved plan document which received an opinion letter from the IRS dated June 30, 2020, that the Plan and related trust were designed in accordance with applicable sections of the Internal Revenue Code ("IRC"). Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC, and the Plan is qualified, and the related trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan's financial statements.
Accounting principles generally accepted in the U.S. require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS and state jurisdictions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.